RISK MANAGEMENT - Contractual maturities of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Financial assets	$ 25,674,195	$ 27,940,140
0 - 30 Days
RISK MANAGEMENT
Financial assets	57,823,109	49,734,435
31 Days - 1 Year
RISK MANAGEMENT
Financial assets	116,395,020	98,408,792
Between 1 and 3 years
RISK MANAGEMENT
Financial assets	106,374,362	103,403,352
Between 3 and 5 years
RISK MANAGEMENT
Financial assets	61,336,409	64,269,526
Greater than 5 years
RISK MANAGEMENT
Financial assets	111,035,266	113,509,992
Cash and balances with central bank | 0 - 30 Days
RISK MANAGEMENT
Financial assets	24,461,384	24,721,168
Interbank borrowings - Repurchase agreements | 0 - 30 Days
RISK MANAGEMENT
Financial assets	14,497,024	6,354,954
Interbank borrowings - Repurchase agreements | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	452,847	1,369,698
Financial assets investments
RISK MANAGEMENT
Financial assets	25,674,195	27,940,140
Financial assets investments | 0 - 30 Days
RISK MANAGEMENT
Financial assets	2,467,493	5,191,479
Financial assets investments | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	12,311,055	10,620,793
Financial assets investments | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	5,462,198	4,595,406
Financial assets investments | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	2,597,787	2,715,738
Financial assets investments | Greater than 5 years
RISK MANAGEMENT
Financial assets	5,525,545	3,788,041
Loans and advances to customers | 0 - 30 Days
RISK MANAGEMENT
Financial assets	12,474,473	11,980,037
Loans and advances to customers | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	90,653,852	80,781,681
Loans and advances to customers | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	96,770,268	95,394,236
Loans and advances to customers | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	57,038,679	60,072,303
Loans and advances to customers | Greater than 5 years
RISK MANAGEMENT
Financial assets	104,103,871	108,373,306
Derivative financial instruments | 0 - 30 Days
RISK MANAGEMENT
Financial assets	3,922,735	1,486,797
Derivative financial instruments | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	12,977,266	5,636,620
Derivative financial instruments | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	4,141,896	3,413,710
Derivative financial instruments | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	1,699,943	1,481,485
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Financial assets	$ 1,405,850	$ 1,348,645